Portfolio of Investments
Columbia Integrated Small Cap Growth Fund, May 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 2.0%
Media 2.0%
iHeartMedia, Inc., Class A(a)	42,358	499,824
TechTarget, Inc.(a)	10,675	758,886
Total		1,258,710
Total Communication Services		1,258,710
Consumer Discretionary 11.8%
Auto Components 0.9%
Gentherm, Inc.(a)	8,247	568,548
Distributors 1.3%
Funko, Inc., Class A(a)	39,885	812,457
Diversified Consumer Services 0.7%
2U, Inc.(a)	43,734	407,601
Hotels, Restaurants & Leisure 2.4%
Century Casinos, Inc.(a)	34,308	299,852
Everi Holdings, Inc.(a)	28,351	507,483
Golden Entertainment, Inc.(a)	14,520	686,505
Total		1,493,840
Household Durables 2.9%
Cavco Industries, Inc.(a)	3,251	722,242
Skyline Champion Corp.(a)	10,243	544,211
Sonos, Inc.(a)	25,393	561,947
Total		1,828,400
Internet & Direct Marketing Retail 1.4%
Revolve Group, Inc.(a)	11,685	343,305
Shutterstock, Inc.	8,787	528,978
Total		872,283
Leisure Products 0.6%
YETI Holdings, Inc.(a)	7,714	352,916
Specialty Retail 1.0%
Genesco, Inc.(a)	10,741	604,826
Textiles, Apparel & Luxury Goods 0.6%
Crocs, Inc.(a)	6,637	370,079
Total Consumer Discretionary		7,310,950
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.0%
Beverages 0.8%
Primo Water Corp.	37,259	533,549
Food & Staples Retailing 1.1%
Sprouts Farmers Market, Inc.(a)	24,480	663,163
Household Products 1.1%
Central Garden & Pet Co., Class A(a)	15,573	659,205
Total Consumer Staples		1,855,917
Energy 4.5%
Energy Equipment & Services 2.1%
ChampionX Corp.	28,219	656,656
Oceaneering International, Inc.(a)	47,843	608,563
Total		1,265,219
Oil, Gas & Consumable Fuels 2.4%
Riley Exploration Permian, Inc.	21,121	580,194
SandRidge Energy, Inc.(a)	39,026	919,843
Total		1,500,037
Total Energy		2,765,256
Financials 4.2%
Banks 1.0%
OFG Bancorp	21,357	605,257
Insurance 2.1%
AMERISAFE, Inc.	13,604	685,642
Kinsale Capital Group, Inc.	2,850	626,658
Total		1,312,300
Thrifts & Mortgage Finance 1.1%
Essent Group Ltd.	15,861	678,692
Total Financials		2,596,249
Health Care 25.1%
Biotechnology 8.2%
ACADIA Pharmaceuticals, Inc.(a)	24,804	400,585
Amicus Therapeutics, Inc.(a)	54,258	413,446
AnaptysBio, Inc.(a)	11,782	223,740
Avid Bioservices, Inc.(a)	32,900	439,873
CareDx, Inc.(a)	13,765	346,190
Columbia Integrated Small Cap Growth Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Integrated Small Cap Growth Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Coherus Biosciences, Inc.(a)	41,588	305,256
Halozyme Therapeutics, Inc.(a)	15,189	698,390
Organogenesis Holdings, Inc.(a)	46,173	259,030
Prothena Corp., PLC(a)	11,100	302,253
PTC Therapeutics, Inc.(a)	16,698	490,420
Sangamo Therapeutics, Inc.(a)	64,965	237,122
Vericel Corp.(a)	17,265	468,745
Xencor, Inc.(a)	23,412	522,790
Total		5,107,840
Health Care Equipment & Supplies 7.7%
Angiodynamics, Inc.(a)	30,558	599,853
AxoGen, Inc.(a)	52,213	504,900
BioLife Solutions, Inc.(a)	17,522	240,402
Cardiovascular Systems, Inc.(a)	21,089	342,907
Cerus Corp.(a)	109,818	543,599
iRhythm Technologies, Inc.(a)	6,334	892,144
Merit Medical Systems, Inc.(a)	11,758	721,824
Omnicell, Inc.(a)	5,047	561,024
SI-BONE, Inc.(a)	23,221	347,154
Total		4,753,807
Health Care Providers & Services 2.4%
Castle Biosciences, Inc.(a)	23,489	523,100
Option Care Health, Inc.(a)	31,093	943,984
Total		1,467,084
Health Care Technology 3.8%
Evolent Health, Inc., Class A(a)	24,730	695,655
Health Catalyst, Inc.(a)	31,787	465,680
Inspire Medical Systems, Inc.(a)	3,752	663,466
Schrodinger, Inc.(a)	21,841	564,371
Total		2,389,172
Life Sciences Tools & Services 2.4%
Codexis, Inc.(a)	24,401	260,603
Inotiv, Inc.(a)	15,656	239,537
Medpace Holdings, Inc.(a)	5,171	740,694
Quanterix Corp.(a)	13,143	221,591
Total		1,462,425
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 0.6%
Collegium Pharmaceutical, Inc.(a)	24,131	376,926
Total Health Care		15,557,254
Industrials 18.1%
Aerospace & Defense 0.8%
Kratos Defense & Security Solutions, Inc.(a)	35,379	510,165
Air Freight & Logistics 1.2%
HUB Group, Inc., Class A(a)	10,318	753,008
Airlines 0.7%
Sun Country Airlines Holdings, Inc.(a)	19,300	456,445
Building Products 1.1%
Resideo Technologies, Inc.(a)	28,426	671,422
Construction & Engineering 3.1%
EMCOR Group, Inc.	6,504	687,017
Infrastructure and Energy Alternatives, Inc.(a)	48,447	393,874
NV5 Global, Inc.(a)	6,587	811,387
Total		1,892,278
Machinery 5.7%
Astec Industries, Inc.	8,239	385,338
Evoqua Water Technologies Corp.(a)	20,440	727,460
Hillenbrand, Inc.	14,758	617,475
Mueller Industries, Inc.	13,605	732,629
Mueller Water Products, Inc., Class A	45,467	542,421
Tennant Co.	8,291	516,032
Total		3,521,355
Professional Services 1.7%
ICF International, Inc.	5,842	597,111
Upwork, Inc.(a)	24,083	439,515
Total		1,036,626
Road & Rail 1.1%
Marten Transport Ltd.	40,320	708,019
Trading Companies & Distributors 2.7%
Applied Industrial Technologies, Inc.	7,556	781,366
NOW, Inc.(a)	79,376	876,311
Total		1,657,677
Total Industrials		11,206,995

2	Columbia Integrated Small Cap Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Integrated Small Cap Growth Fund, May 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 22.6%
Communications Equipment 1.5%
Cambium Networks Corp.(a)	17,253	246,545
Viavi Solutions, Inc.(a)	46,915	678,860
Total		925,405
Electronic Equipment, Instruments & Components 1.1%
Advanced Energy Industries, Inc.	8,915	726,216
IT Services 2.0%
ExlService Holdings, Inc.(a)	5,847	831,385
LiveRamp Holdings, Inc.(a)	15,843	405,581
Total		1,236,966
Semiconductors & Semiconductor Equipment 6.6%
Cohu, Inc.(a)	16,768	510,250
Formfactor, Inc.(a)	17,841	732,551
Impinj, Inc.(a)	10,836	507,233
Photronics, Inc.(a)	49,678	1,080,000
Power Integrations, Inc.	8,599	725,584
Semtech Corp.(a)	8,359	535,728
Total		4,091,346
Software 11.4%
A10 Networks, Inc.	40,396	622,502
Alarm.com Holdings, Inc.(a)	8,737	552,440
Alteryx, Inc., Class A(a)	9,904	551,158
Avaya Holdings Corp.(a)	40,966	151,164
Box, Inc., Class A(a)	25,477	665,204
ChannelAdvisor Corp.(a)	34,415	469,765
CommVault Systems, Inc.(a)	12,095	737,916
Mitek Systems, Inc.(a)	37,428	337,601
ON24, Inc.(a)	39,434	478,729
Sprout Social, Inc., Class A(a)	8,861	451,291
SPS Commerce, Inc.(a)	6,639	710,639
Tenable Holdings, Inc.(a)	16,131	811,389
Veritone, Inc.(a)	30,511	237,376
Yext, Inc.(a)	54,100	274,828
Total		7,052,002
Total Information Technology		14,031,935
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 4.7%
Construction Materials 1.2%
Summit Materials, Inc., Class A(a)	28,606	781,230
Containers & Packaging 0.4%
Ranpak Holdings Corp.(a)	18,039	224,766
Metals & Mining 3.1%
Commercial Metals Co.	13,042	518,159
Materion Corp.	9,725	797,255
MP Materials Corp.(a)	15,950	628,909
Total		1,944,323
Total Materials		2,950,319
Real Estate 2.7%
Equity Real Estate Investment Trusts (REITS) 2.7%
EastGroup Properties, Inc.	3,368	544,100
SITE Centers Corp.	36,751	577,726
STAG Industrial, Inc.	16,534	550,582
Total		1,672,408
Total Real Estate		1,672,408
Total Common Stocks (Cost $61,320,161)		61,205,993

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.852%(b),(c)	767,541	767,234
Total Money Market Funds (Cost $767,234)		767,234
Total Investments in Securities (Cost: $62,087,395)		61,973,227
Other Assets & Liabilities, Net		38,291
Net Assets		62,011,518

Columbia Integrated Small Cap Growth Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Integrated Small Cap Growth Fund, May 31, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
BMO Government Money Market Fund, Premier Class†
	2,278,951	15,015,231	(17,294,182)	—	—	—	51	—
Columbia Short-Term Cash Fund, 0.852%
	—	5,222,037	(4,454,803)	—	767,234	(225)	1,204	767,541
Total	2,278,951			—	767,234	(225)	1,255

†	Issuer was not an affiliate at the end of period.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Integrated Small Cap Growth Fund | Third Quarter Report 2022

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3QT318_08_M01_(07/22)